Income Taxes (Effects Of Temporary Differences That Give Rise To Deferred Tax Assets And Liabilities) (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Income Tax [Line Items]
Accrued enterprise taxes	$ 13,274	¥ 1,091,000	¥ 632,000
Accrued expenses	39,056	3,210,000	3,399,000
Accrued pension and severance costs	9,892	813,000	1,443,000
Allowance for doubtful accounts	2,725	224,000	372,000
Inventories	191,422	15,733,000	17,984,000
Net operating loss carryforwards	175,216	14,401,000	16,758,000
Property and equipment basis differences	43,752	3,596,000	4,418,000
Asset retirement obligations	15,987	1,314,000	1,372,000
Deferred revenue	9,332	767,000	416,000
Investments in affiliate	16,474	1,354,000	1,547,000
Other	27,911	2,294,000	3,661,000
Gross deferred tax assets	545,041	44,797,000	52,002,000
Less valuation allowance	(125,684)	(10,330,000)	(12,275,000)
Total deferred tax assets	419,357	34,467,000	39,727,000
Intangible assets	(180,180)	(14,809,000)	(17,075,000)
Investments in subsidiaries	(13,663)	(1,123,000)	(1,040,000)
Other	(17,995)	(1,479,000)	(1,312,000)
Gross deferred tax liabilities	(211,838)	(17,411,000)	(19,427,000)
Net deferred tax assets	$ 207,519	¥ 17,056,000	¥ 20,300,000